Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended
	Sep. 12, 2017	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000001420
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Crawford Large Cap Dividend Fund - Class C
Average Annual Return, Percent			8.03%	7.16%		6.65%
C000001421
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Crawford Large Cap Dividend Fund - Class I
C000193208
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Crawford Multi-Asset Income Fund
C000118268
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Crawford Small Cap Dividend Fund - Class I
Without Sales Load [Member] | C000001420
Average Annual Return [Line Items]
Average Annual Return, Percent			8.03%	7.16%		6.65%
Without Sales Load [Member] | C000001421
Average Annual Return [Line Items]
Average Annual Return, Percent			9.16%	8.26%		7.72%
Without Sales Load [Member] | C000193208
Average Annual Return [Line Items]
Average Annual Return, Percent			9.68%	4.50%	4.47%
Without Sales Load [Member] | C000118268
Average Annual Return [Line Items]
Average Annual Return, Percent			7.90%	6.05%		7.59%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%	15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%	15.05%		12.86%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent			23.13%	14.14%	13.39%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent			23.13%	14.14%		12.15%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent			23.13%	14.14%		12.15%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent			13.06%	9.01%		8.23%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent			23.13%	14.14%		12.15%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent			13.06%	9.01%		8.23%
NASDAQ US Multi-Asset Diversified Income Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ US Multi-Asset Diversified Income Total Return Index
Average Annual Return, Percent			16.03%	3.45%	3.88%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent			10.06%	6.94%		7.00%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent			10.90%	7.07%		6.23%